Share-based payment - Schedule of Awards Granted and Canceled (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in fair value	$ 992,000	$ 126,000
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in fair value	$ 4,473,000	$ 980,000
Cancelled (in shares) | shares	1,585,249	266,366
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled (in shares) | shares	341,358	33,340
2022 Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares options	4,708,167	1,909,045	970,904
Cancelled (in shares) | shares	1,926,607	299,706
2022 Omnibus Incentive Plan | Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares options	3,353,293	1,378,621	858,821
Weighted average exercise price of share options granted in fair value	$ 5,248,000	$ 5,073,000	$ 6,031
2022 Omnibus Incentive Plan | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares options	1,354,874	530,424	112,083
Weighted average exercise price of share options granted in fair value	$ 2,073	$ 2,010,000	$ 753,000